Staff Expenses - Summary of Changes in Share Awards (Detail)	12 Months Ended
	Dec. 31, 2017 EUR (€) award	Dec. 31, 2016 EUR (€) award	Dec. 31, 2015 EUR (€) award
Staff Expenses [Abstract]
Options outstanding, Opening balance | award	8,382,963	8,737,014	12,706,264
Options outstanding, Granted | award	5,006,120	6,822,320	6,194,253
Options outstanding, Performance effect | award	379,934	543,891	453,699
Options outstanding, Vested | award	(6,328,318)	(7,569,972)	(10,374,131)
Options outstanding, Forfeited | award	(218,420)	(150,290)	(243,071)
Options outstanding, Closing balance | award	7,222,279	8,382,963	8,737,014
Opening balance | €	€ 10.44	€ 10.04	€ 7.37
Granted | €	13.20	10.20	13.00
Performance effect | €	10.47	8.68	6.40
Vested | €	11.40	9.65	8.38
Forfeited | €	10.83	10.58	8.91
Closing balance | €	€ 11.46	€ 10.44	€ 10.04